INCOME TAXES - Tax net operating loss carryforward and tax credit carryforward (Details) $ in Thousands	Dec. 31, 2020 USD ($)
Hyperfine | Federal research and development
Tax credit carryforwards:
Tax credit carryforwards, amount	$ 1,561
Hyperfine | Connecticut research and development
Tax credit carryforwards:
Tax credit carryforwards, amount	464
Hyperfine | Connecticut other
Tax credit carryforwards:
Tax credit carryforwards, amount	14
Liminal | Federal research and development
Tax credit carryforwards:
Tax credit carryforwards, amount	271
Liminal | Connecticut research and development
Tax credit carryforwards:
Tax credit carryforwards, amount	35
States | Hyperfine | Expire Through 2040
Tax net operating loss carryforwards:
Tax net operating loss carryforwards, amount	42,752
States | Hyperfine | Expire Through 2030
Tax net operating loss carryforwards:
Tax net operating loss carryforwards, amount	24
States | Liminal
Tax net operating loss carryforwards:
Tax net operating loss carryforwards, amount	6,170
Federal (pre-2018 NOLs) | Hyperfine
Tax net operating loss carryforwards:
Tax net operating loss carryforwards, amount	12,084
Federal (post-2017 NOLs) | Hyperfine
Tax net operating loss carryforwards:
Tax net operating loss carryforwards, amount	43,345
Federal (post-2017 NOLs) | Liminal
Tax net operating loss carryforwards:
Tax net operating loss carryforwards, amount	$ 6,170